Annual Total Returns [BarChart] - First Trust NASDAQ Global Auto Index Fund - First Trust NASDAQ Global Auto Index Fund	Feb. 01, 2021
Bar Chart Table:
2012	28.38%
2013	36.92%
2014	(3.91%)
2015	(0.83%)
2016	(2.58%)
2017	24.65%
2018	(23.37%)
2019	11.38%
2020	54.43%